Related Party Transactions	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Related party transactions
E.3	Related party transactions
The Group’s related party transactions are predominantly with associates of the Group. During the period, the transactions with related parties include purchases of goods/services of $60.730 million, sale of goods/services of $18.527 million and dividend income of $8.294 million. As at 31 December 2022, the total amounts owing to related parties is $1.686 million and amounts owing from related parties is $2.200 million.

All transactions to/from related parties are made at arm’s length (normal market rates and on normal commercial terms).
There were no transactions with directors during the year. Key management personnel compensation is disclosed in Note E.2(b).